JPMorgan Trust I

270 Park Avenue

New York, New York 10017

August 25, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Global Focus Fund (the “Fund”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 170 under the 1933 Act (Amendment No. 171 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to reflect changes to the name, investment strategy, fees and management team for the Fund that will take effect upon the effectiveness of the Amendment. In addition, this Amendment is also being filed in order to offer Class R2 and Class R6 Shares of the Fund. Also included in this filing is the Statement of Additional Information for the Fund.

If you have any questions or comments, please call me at (212) 648-0472.

Sincerely,

/s/Gregory S. Samuels

Gregory S. Samuels

Assistant Secretary

Cc:	Vince Di Stefano